COMMITMENTS AND CONTINGENCIES (Details) - Q S I Operations Inc - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 29, 2021
Value of the equipment under capital lease arrangements	$ 124		$ 124
Interest expense	1	$ 2	6	$ 5
Unamortized balance of the lease obligation	13		28
Minimum annual fixed payments for right to use intellectual property	$ 220		$ 220
Payment for expenses in connection with business combination					$ 3,800